UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8603

Name of Fund: Debt Strategies Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Debt Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 02/28/06

Date of reporting period: 03/01/05 - 05/31/05

Item 1 - Schedule of Investments

Debt Strategies Fund, Inc.

Schedule of Investments as of May 31, 2005                     (in U.S. dollars)

                                               Face
Industry+                                    Amount          Corporate Bonds                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace                              $  5,000,000          Alliant Techsystems, Inc., 3% due 8/15/2024 (d)(k)       $   5,500,000
& Defense - 2.2%                            875,000          K&F Acquisition, Inc., 7.75% due 11/15/2014 (d)                875,000
                                          2,000,000          Titan Corp., 8% due 5/15/2011                                2,140,000
                                          7,120,000          Vought Aircraft Industries, Inc., 8% due 7/15/2011           6,959,800
                                                                                                                      -------------
                                                                                                                         15,474,800
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 1.0%                           4,241,544          American Airlines, Inc. Series 2001-1, 7.379%
                                                             due 11/23/2017                                               2,810,379
                                          5,875,000          Delta Air Lines, Inc., 2.875% due 2/18/2024 (d)(k)           2,181,094
                                          3,300,000          Evergreen International Aviation, Inc., 12%
                                                             due 5/15/2010                                                2,293,500
                                                                                                                      -------------
                                                                                                                          7,284,973
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 2.5%                         4,475,000          Cooper-Standard Automotive, Inc., 8.375%
                                                             due 12/15/2014                                               3,714,250
                                          2,700,000          Delco Remy International, Inc., 7.141% due 4/15/2009 (a)     2,686,500
                                          1,550,000          Dura Operating Corp. Series D, 9% due 5/01/2009              1,085,000
                                          5,325,000          Exide Technologies, 10.50% due 3/15/2013 (d)                 3,834,000
                                          7,450,000          Metaldyne Corp., 11% due 6/15/2012                           5,289,500
                                            925,000          Tenneco Automotive, Inc. Series B, 10.25%
                                                             due 7/15/2013                                                1,031,375
                                                             Venture Holdings Co. LLC (i):
                                          4,450,000              12% due 6/01/2009                                                0
                                          1,800,000              Series B, 9.50% due 7/01/2005                               36,000
                                                                                                                      -------------
                                                                                                                         17,676,625
-----------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 3.4%                       6,000,000          Granite Broadcasting Corp., 9.75% due 12/01/2010             5,490,000
                                          3,870,000          Sinclair Broadcast Group, Inc. Class A, 4.875%
                                                             due 7/15/2018 (k)                                            3,420,113
                                         12,625,000          XM Satellite Radio, Inc., due 5/01/2009 (a)                 12,688,125
                                          2,000,000          Young Broadcasting Inc., 10% due 3/01/2011                   1,975,000
                                                                                                                      -------------
                                                                                                                         23,573,238
-----------------------------------------------------------------------------------------------------------------------------------
Cable - International - 2.1%              8,850,000          Kabel Deutschland GmbH, 10.625%
                                                             due 7/01/2014 (d)                                            9,447,375
                                                             NTL Cable Plc:
                                          4,700,000              8.141% due 10/15/2012 (a)                                4,794,000
                                            750,000              8.75% due 4/15/2014                                        768,750
                                                                                                                      -------------
                                                                                                                         15,010,125
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 10.2%                      7,500,000          Adelphia Communications Corp., 6% due 2/15/2006 (i)(k)         393,750
                                          2,000,000          Atlantic Broadband Finance LLC, 9.375%
                                                             due 1/15/2014 (d)                                            1,885,000
                                          3,450,000          CSC Holdings, Inc., 7.25% due 7/15/2008                      3,557,812
                                                             Charter Communications Holdings LLC:
                                          3,750,000              10% due 4/01/2009                                        2,887,500
                                          2,000,000              11.75% due 1/15/2010                                     1,560,000
                                          2,000,000              11.125% due 1/15/2011                                    1,490,000
                                          2,700,000              9.92% due 4/01/2011                                      1,964,250
                                          3,000,000              10% due 5/15/2011                                        2,182,500
                                          2,500,000          Insight Midwest, LP, 9.75% due 10/01/2009                    2,606,250

Debt Strategies Fund, Inc.

Schedule of Investments as of May 31, 2005                     (in U.S. dollars)

                                               Face
Industry+                                    Amount          Corporate Bonds                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Intelsat Bermuda Ltd. (d):
                                       $  3,825,000              7.794% due 1/15/2012 (a)                             $   3,882,375
                                          3,375,000              8.25% due 1/15/2013                                      3,434,063
                                          4,800,000              8.625% due 1/15/2015                                     4,926,000
                                          6,000,000          Loral Cyberstar, Inc., 10% due 7/15/2006 (i)                 4,545,000
                                          2,350,000          Mediacom Broadband LLC, 11% due 7/15/2013                    2,543,875
                                          3,400,000          Mediacom LLC, 9.50% due 1/15/2013                            3,374,500
                                                             New Skies Satellites NV (d):
                                          3,500,000              7.438% due 11/01/2011 (a)                                3,535,000
                                          3,700,000              9.125% due 11/01/2012                                    3,663,000
                                          9,500,000          Pegasus Satellite Communications, Inc., 11.25%
                                                             due 1/15/2010 (i)                                            5,391,250
                                         10,000,000          Rainbow National Services LLC, 10.375% due 9/01/2014 (d)    11,400,000
                                         10,350,000          Zeus Special Subsidiary Ltd., 9.25%
                                                             due 2/01/2015 (c)(d)                                         6,546,375
                                                                                                                      -------------
                                                                                                                         71,768,500
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 12.2%                         3,550,000          ArCo Chemical Co., 9.80% due 2/01/2020                       3,976,000
                                          2,320,000          BCP Caylux Holdings Luxembourg SCA, 9.625%
                                                             due 6/15/2014 (d)                                            2,604,200
                                          4,000,000          Compass Minerals International, Inc. Series B, 12%
                                                             due 6/01/2013 (c)                                            3,340,000
                                                             Crompton Corp.:
                                          8,800,000              8.71% due 8/01/2010 (a)                                  9,834,000
                                          4,675,000              9.875% due 8/01/2012                                     5,317,812
                                         10,640,000          GEO Specialty Chemicals, Inc., 11.593%
                                                             due 12/31/2009 (k)                                          11,172,000
                                                             Huntsman International LLC:
                                          1,900,000              9.875% due 3/01/2009                                     2,033,000
                                          1,199,000              10.125% due 7/01/2009                                    1,243,963
                                          3,150,000          ISP Holdings, Inc. Series B, 10.625% due 12/15/2009          3,362,625
                                            500,000          Innophos, Inc., 8.875% due 8/15/2014 (d)                       487,500
                                          6,000,000          Invista B.V., 9.25% due 5/01/2012 (d)                        6,517,500
                                          2,400,000          Millennium America, Inc., 7.625% due 11/15/2026              2,256,000
                                          7,000,000          Omnova Solutions, Inc., 11.25% due 6/01/2010                 7,280,000
                                          7,575,917          PCI Chemicals Canada, Inc., 10% due 12/31/2008               7,916,833
                                            592,746          Pioneer Cos., Inc., 6.59% due 12/31/2006 (a)                   592,746
                                          9,500,000          PolyOne Corp., 10.625% due 5/15/2010                        10,283,750
                                                             Rockwood Specialties Group, Inc.:
                                          3,700,000              10.625% due 5/15/2011                                    3,959,000
                                            450,000              7.50% due 11/15/2014 (d)                                   427,500
                                          1,656,000          Terra Capital, Inc., 11.50% due 6/01/2010                    1,871,280
                                            691,000          United Agri Products, Inc., 8.25% due 12/15/2011               708,275
                                                                                                                      -------------
                                                                                                                         85,183,984
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Durables - 2.4%                9,450,000          Icon Health & Fitness, Inc., 11.25% due 4/01/2012            6,945,750
                                          5,750,000          Sealy Mattress Co., 8.25% due 6/15/2014                      5,821,875
                                         10,000,000          Simmons Co., 10% due 12/15/2014 (d)                          4,400,000
                                                                                                                      -------------
                                                                                                                         17,167,625
-----------------------------------------------------------------------------------------------------------------------------------

Debt Strategies Fund, Inc.

Schedule of Investments as of May 31, 2005                     (in U.S. dollars)

                                               Face
Industry+                                    Amount          Corporate Bonds                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Non-Durables - 2.5%         $  3,400,000          Chattem, Inc., 6.33% due 3/01/2010 (a)                   $   3,434,000
                                          2,000,000          General Binding Corp., 9.375% due 6/01/2008                  2,020,000
                                          4,000,000          North Atlantic Holding Co., Inc., 12.25%
                                                             due 3/01/2014 (c)                                              900,000
                                         10,500,000          Playtex Products, Inc., 9.375% due 6/01/2011                10,998,750
                                                                                                                      -------------
                                                                                                                         17,352,750
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Media - 2.9%                  2,000,000          Cadmus Communications Corp., 8.375%
                                                             due 6/15/2014                                                2,032,500
                                                             Houghton Mifflin Co.:
                                            775,000              9.875% due 2/01/2013                                       809,875
                                          3,000,000              11.415% due 10/15/2013 (c)(d)                            2,055,000
                                          7,500,000          Liberty Media Corp., 0.75% due 3/30/2023 (k)                 8,043,750
                                          1,800,000          Loews Cineplex Entertainment Corp., 8.875%
                                                             due 8/01/2008 (i)                                                    0
                                          2,675,000          Muzak Holdings, LLC, 13% due 3/15/2010                         916,188
                                          3,875,000          NBC Acquisition Corp., 11% due 3/15/2013 (c)                 2,790,000
                                          1,700,000          Nebraska Book Co., Inc., 8.625% due 3/15/2012                1,547,000
                                                             Universal City Florida Holding Co. I,
                                          1,450,000              7.96% due 5/01/2010 (a)                                  1,508,000
                                            375,000              8.375% due 5/01/2010                                       386,250
                                                                                                                      -------------
                                                                                                                         20,088,563
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Other - 4.1%                     4,875,000          Aventine Renewable Energy Holdings, Inc., 9.01%
                                                             due 12/15/2011 (a)(d)                                        4,436,250
                                          1,000,000          Dresser, Inc., 9.375% due 4/15/2011                          1,042,500
                                          2,325,000          Dresser-Rand Group, Inc., 7.375% due 11/01/2014 (d)          2,278,500
                                          2,244,000          Energy Corp. of America Series A, 9.50%
                                                             due 5/15/2007                                                2,238,390
                                                             Giant Industries, Inc.:
                                          6,480,000              11% due 5/15/2012                                        7,290,000
                                          3,525,000              8% due 5/15/2014                                         3,595,500
                                                             Star Gas Partners LP:
                                          5,500,000              10.25% due 2/15/2013                                     5,115,000
                                          3,000,000              10.25% due 2/15/2013 (d)                                 2,790,000
                                                                                                                      -------------
                                                                                                                         28,786,140
-----------------------------------------------------------------------------------------------------------------------------------
Financial - 2.3%                          5,300,000          Fairfax Financial Holdings Ltd., 7.75% due 4/26/2012         5,021,750
                                          1,500,000          Investcorp SA, 7.54% due 10/21/2008                          1,521,445
                                          2,000,000          Pennant CBO Ltd., 13.43% due 3/14/2011 (d)                   1,400,000
                                          7,625,000          Refco Finance Holdings LLC, 9% due 8/01/2012                 7,968,125
                                                             SKM-LibertyView CBO Ltd. Series 1A (d)(f)(i):
                                          1,500,000              Class C1, 8.71% due 4/10/2011                              450,000
                                          1,000,000              Class D, 11.91% due 4/10/2011                               30,000
                                                                                                                      -------------
                                                                                                                         16,391,320
-----------------------------------------------------------------------------------------------------------------------------------
Food & Drug - 0.5%                        4,500,000          Duane Read Inc., 9.75% due 8/01/2011                         3,465,000
-----------------------------------------------------------------------------------------------------------------------------------

Debt Strategies Fund, Inc.

Schedule of Investments as of May 31, 2005                     (in U.S. dollars)

                                               Face
Industry+                                    Amount          Corporate Bonds                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Food & Tobacco - 3.3%                  $  1,119,217          Archibald Candy Corp., 10% due 11/01/2007 (i)            $     342,142
                                                             Commonwealth Brands, Inc. (d):
                                          4,550,000              9.75% due 4/15/2008                                      4,766,125
                                          8,000,000              10.625% due 9/01/2008                                    8,380,000
                                          1,175,000          Doane Pet Care Co., 10.75% due 3/01/2010                     1,242,562
                                          1,362,000          Dole Food Co., Inc., 8.875% due 3/15/2011                    1,450,530
                                          2,875,000          Gold Kist Inc., 10.25% due 3/15/2014                         3,241,562
                                         28,918,000          New World Pasta Co., 9.25% due 2/15/2009 (i)                 2,024,260
                                          4,800,000          Tabletop Holdings Inc., 12.25% due 5/15/2014 (c)(d)          1,728,000
                                                                                                                      -------------
                                                                                                                         23,175,181
-----------------------------------------------------------------------------------------------------------------------------------
Gaming - 1.5%                             4,000,000          Inn of the Mountain Gods Resort & Casino, 12%
                                                             due 11/15/2010                                               4,640,000
                                          2,000,000          Jacobs Entertainment, Inc., 11.875% due 2/01/2009            2,150,000
                                          1,825,000          Majestic Star Casino LLC, 9.50% due 10/15/2010               1,893,438
                                          1,725,000          Penn National Gaming, Inc., 6.75% due 3/01/2015 (d)          1,681,875
                                                                                                                      -------------
                                                                                                                         10,365,313
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 6.0%                        6,000,000          CDRV Investors, Inc., 9.75% due 1/01/2015 (c)(d)             2,940,000
                                          5,000,000          Cinacalcet Royalty Corp., 8% due 3/30/2017 (d)               5,000,000
                                                             Elan Finance Plc (d):
                                          4,825,000              6.49% due 11/15/2011 (a)                                 4,173,625
                                          3,525,000              7.75% due 11/15/2011                                     3,049,125
                                                             Healthsouth Corp.:
                                          2,500,000              8.50% due 2/01/2008                                      2,525,000
                                          2,500,000              10.75% due 10/01/2008                                    2,581,250
                                          5,000,000              7.625% due 6/01/2012                                     4,800,000
                                          5,000,000          Risperdal Consta Pharma, 7% due 1/01/2018                    4,300,000
                                          6,000,000          Tenet Healthcare Corp., 7.375% due 2/01/2013                 5,880,000
                                          1,400,000          VWR International, Inc., 8% due 4/15/2014                    1,316,000
                                          4,100,000          Vanguard Health Holding Co. I, LLC, 11.25%
                                                             due 10/01/2015                                               2,870,000
                                          2,325,000          Vanguard Health Holding Co. II, LLC, 9%
                                                             due 10/01/2014                                               2,511,000
                                                                                                                      -------------
                                                                                                                         41,946,000
-----------------------------------------------------------------------------------------------------------------------------------
Housing - 1.4%                             421,312           Formica Holdings Corp., 7.87% due 6/10/2011                    400,246
                                                             Goodman Global Holding Co., Inc. (d):
                                          1,025,000              5.76% due 6/15/2012 (a)                                    978,875
                                          3,850,000              7.875% due 12/15/2012                                    3,465,000
                                          4,000,000          Lone Star Industries, 8.85% due 6/15/2005 (d)                4,005,672
                                          1,000,000          US Concrete, Inc., 8.375% due 4/01/2014                        925,000
                                                                                                                      -------------
                                                                                                                          9,774,793
-----------------------------------------------------------------------------------------------------------------------------------
Information Technology - 3.2%                                Amkor Technology, Inc.:
                                          3,650,000              9.25% due 2/15/2008                                      3,312,375
                                          1,000,000              10.50% due 5/01/2009                                       755,000
                                          5,000,000          Cypress Semiconductor Corp., 1.25%
                                                             due 6/15/2008 (k)                                            5,331,250
                                          4,725,000          Freescale Semiconductor, Inc., 5.891%
                                                             due 7/15/2009 (a)                                            4,890,375

Debt Strategies Fund, Inc.

Schedule of Investments as of May 31, 2005                     (in U.S. dollars)

                                               Face
Industry+                                    Amount          Corporate Bonds                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                             MagnaChip SemiConductor SA (d):
                                       $  1,375,000              6.26% due 12/15/2011 (a)                             $   1,278,750
                                          1,050,000              8% due 12/15/2014                                          913,500
                                          1,925,000          Telcordia Technologies Inc.,10% due 3/15/2013 (d)            1,684,375
                                          5,075,000          Viasystems, Inc.,10.50% due 1/15/2011                        4,516,750
                                                                                                                      -------------
                                                                                                                         22,682,375
-----------------------------------------------------------------------------------------------------------------------------------
Leisure - 2.0%                           12,000,000          Felcor Lodging LP, 7.78% due 6/01/2011 (a)                  12,330,000
                                          2,000,000          True Temper Sports, Inc., 8.375% due 9/15/2011               1,810,000
                                                                                                                      -------------
                                                                                                                         14,140,000
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 3.6%                        575,000          Aearo Co., 8.25% due 4/15/2012                                 557,750
                                          4,000,000          CPI Holdco, Inc., 8.83% due 2/01/2015 (d)                    3,880,000
                                          4,525,000          EaglePicher Inc., 9.75% due 9/01/2013 (i)                    3,031,750
                                          5,875,000          Invensys Plc, 9.875% due 3/15/2011 (d)                       5,537,188
                                          3,300,000          Mueller Group, Inc., 10% due 5/01/2012                       3,465,000
                                            600,000          NMHG Holding Co., 10% due 5/15/2009                            636,000
                                            350,000          NSP Holdings LLC, 11.75% due 1/01/2012 (b)                     369,250
                                          4,000,000          Propex Fabrics, Inc., 10% due 12/01/2012                     3,760,000
                                          3,000,000          Tyco International Group SA, 2.75% due 1/15/2018 (k)         3,847,500
                                                                                                                      -------------
                                                                                                                         25,084,438
-----------------------------------------------------------------------------------------------------------------------------------
Metal - Other - 0.5%                      1,100,000          IMCO Recycling Escrow, Inc., 9% due 11/15/2014 (d)           1,149,500
                                          2,000,000          James River Coal Co., 9.375% due 6/01/2012                   2,020,000
                                                                                                                      -------------
                                                                                                                          3,169,500
-----------------------------------------------------------------------------------------------------------------------------------
Packaging - 4.9%                         11,625,000          Anchor Glass Container Corp., 11% due 2/15/2013              9,358,125
                                          3,800,000          Consolidated Container Co. LLC, 10.75%
                                                             due 6/15/2009 (c)                                            2,964,000
                                          4,400,000          Crown European Holdings SA, 9.50% due 3/01/2011              4,818,000
                                          1,100,000          Graham Packaging Co., Inc., 9.875% due 10/15/2014 (d)        1,091,750
                                         12,300,000          Pliant Corp. 13% due 6/01/2010                               9,840,000
                                                             Tekni-Plex, Inc.:
                                          2,000,000              12.75% due 6/15/2010                                     1,330,000
                                          1,250,000              8.75% due 11/15/2013 (d)                                 1,075,000
                                          4,575,000          Wise Metals Group LLC, 10.25% due 5/15/2012                  3,774,375
                                                                                                                      -------------
                                                                                                                         34,251,250
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 7.7%                              6,500,000          Abitibi-Consolidated, Inc., 6.51% due 6/15/2011 (a)          6,305,000
                                          6,025,000          Ainsworth Lumber Co. Ltd., 6.84% due 10/01/2010 (a)          6,025,000
                                                             Boise Cascade LLC (d):
                                            500,000              5.535% due 10/15/2012 (a)                                  500,000
                                            900,000              7.125% due 10/15/2014                                      857,250
                                          7,600,000          Bowater, Inc., 6.01% due 3/15/2010 (a)                       7,486,000
                                          4,250,000          Georgia-Pacific Corp., 9.375% due 2/01/2013                  4,813,125
                                          2,000,000          Graphic Packaging International Corp., 9.50%
                                                             due 8/15/2013                                                1,950,000
                                          6,125,000          JSG Funding Plc, 7.75% due 4/01/2015 (d)                     4,900,000

Debt Strategies Fund, Inc.

Schedule of Investments as of May 31, 2005                     (in U.S. dollars)

                                               Face
Industry+                                    Amount          Corporate Bonds                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                             NewPage Corp. (d):
                                       $  6,000,000              9.46% due 5/01/2012 (a)                              $   5,880,000
                                          3,725,000              12% due 5/01/2013                                        3,631,875
                                          1,600,000          Smurfit-Stone Container Enterprises, Inc., 8.375%
                                                             due 7/01/2012                                                1,596,000
                                          3,000,000          Tembec Industries, Inc., 8.625% due 6/30/2009                2,430,000
                                          7,281,000          Western Forest Products, Inc., 15%
                                                             due 7/28/2009 (b)(d)                                         7,459,506
                                                                                                                      -------------
                                                                                                                         53,833,756
-----------------------------------------------------------------------------------------------------------------------------------
Service - 3.9%                                               Allied Waste North America:
                                          1,440,000              7.875% due 4/15/2013                                     1,461,600
                                          6,250,000              Series B, 7.375% due 4/15/2014                           5,750,000
                                          2,000,000          Buhrmann US, Inc., 7.875% due 3/01/2015 (d)                  1,900,000
                                            350,000          Great Lakes Dredge & Dock Corp., 7.75% due 12/15/2013          269,500
                                          7,500,000          HydroChem Industrial Services, Inc., 9.25%
                                                             due 2/15/2013 (d)                                            6,900,000
                                         10,825,000          United Rentals North America, Inc., 7.75%
                                                             due 11/15/2013                                              10,716,750
                                                                                                                      -------------
                                                                                                                         26,997,850
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 9.1%                 5,000,000          ADC Telecommunications, Inc., 3.065%
                                                             due 6/15/2013 (a)(k)                                         4,512,500
                                          3,265,000          Alaska Communications Systems Holdings, Inc., 9.875%
                                                             due 8/15/2011                                                3,436,412
                                          7,500,000          Cincinnati Bell, Inc., 8.375% due 1/15/2014                  7,425,000
                                          6,000,000          LCI International, Inc., 7.25% due 6/15/2007                 5,640,000
                                                             Qwest Capital Funding, Inc.:
                                          2,000,000              6.375% due 7/15/2008                                     1,900,000
                                          8,200,000              6.875% due 7/15/2028                                     6,232,000
                                          7,900,000          Qwest Communications International Inc., 7.268%
                                                             due 2/15/2009 (a)(d)                                         7,801,250
                                                             Terremark Worldwide Inc (k):
                                          4,475,000              9% due 6/15/2009                                         4,161,750
                                          6,000,000              9% due 6/15/2009 (d)                                     5,580,000
                                                             Time Warner Telecom Holdings, Inc.:
                                          7,000,000              6.794% due 2/15/2011 (a)                                 7,105,000
                                          6,000,000              9.25% due 2/15/2014 (d)                                  5,700,000
                                          4,000,000          Time Warner Telecom, Inc., 9.75% due 7/15/2008               4,010,000
                                                                                                                      -------------
                                                                                                                         63,503,912
-----------------------------------------------------------------------------------------------------------------------------------
Transportation - 1.3%                     2,950,000          Laidlaw International, Inc., 10.75% due 6/15/2011            3,337,188
                                          3,000,000          Progress Rail Services Corp., 7.75%
                                                             due 4/01/2012 (d)                                            2,970,000
                                          3,500,000          Titan Petrochemicals Group Ltd., 8.50%
                                                             due 3/18/2012                                                3,128,125
                                                                                                                      -------------
                                                                                                                          9,435,313
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - 2.9%                            500,000          Calpine Canada Energy Finance Ulc, 8.50%
                                                             due 5/01/2008                                                  297,500
                                                             Calpine Corp.:
                                          2,700,000              8.50% due 2/15/2011                                      1,593,000
                                          4,000,000              8.75% due 7/15/2013 (d)                                  2,830,000

Debt Strategies Fund, Inc.

Schedule of Investments as of May 31, 2005                     (in U.S. dollars)

                                               Face
Industry+                                    Amount          Corporate Bonds                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       $  7,000,000          Centerpoint Energy, Inc., 3.75% due 5/15/2023 (k)        $   7,953,750
                                          6,000,000          Sierra Pacific Resources, 8.625% due 3/15/2014               6,495,000
                                          1,425,000          Williams Cos., Inc., 8.625% due 6/01/2010                    1,549,688
                                                                                                                      -------------
                                                                                                                         20,718,938
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Communications - 5.7%            5,500,000          Alamosa Delaware, Inc., 8.50% due 1/31/2012                  5,733,750
                                            547,000          American Tower Corp., 9.375% due 2/01/2009                     573,666
                                                             Dobson Cellular Systems (d):
                                          4,675,000              7.493% due 11/01/2011 (a)                                4,780,187
                                          1,750,000              8.375% due 11/01/2011                                    1,793,750
                                            950,000          Horizon PCS, Inc., 11.375% due 7/15/2012 (d)                 1,040,250
                                          2,500,000          iPCS Escrow Co., 11.50% due 5/01/2012                        2,737,500
                                          3,775,000          MobiFon Holdings BV, 12.50% due 7/31/2010                    4,567,750
                                          1,600,000          Rural Cellular Corp., 7.51% due 3/15/2010 (a)                1,620,000
                                          2,175,000          SBA Communications Corp., 8.50% due 12/01/2012 (d)           2,305,500
                                          7,400,000          Spectrasite, Inc., 8.25% due 5/15/2010                       7,825,500
                                          6,600,000          US Unwired, Inc., 7.26% due 6/15/2010 (a)                    6,765,000
                                                                                                                      -------------
                                                                                                                         39,742,853
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Corporate Bonds (Cost - $773,164,224) - 105.3%       738,045,115
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Floating Rate Loan Interests*
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.8%                5,658,294          Titan Corp. Term Loan B, due 6/30/2009                       5,691,299
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 1.1%                         4,484,207          Intermet Corp. Term Loan B, due 3/31/2009                    4,394,523
                                                             Tenneco Automotive, Inc.:
                                          2,185,236          Term Loan B, due 12/12/2010                                  2,196,162
                                            959,936          Tranche B-1 Credit Linked, due 12/12/2010                      964,735
                                                                                                                      -------------
                                                                                                                          7,555,420
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 7.9%                                          Century Cable Holdings LLC:
                                          7,000,000              Discretionary Term Loan, due 12/31/2009                  6,924,750
                                         10,000,000              Term Loan, due 6/30/2009                                 9,875,000
                                         14,887,500          Charter Communications Operating, LLC Tranche B Term
                                                             Loan, due 4/07/2011                                         14,811,365
                                                             Inmarsat Facility Term:
                                          4,584,272              Loan B, due 1/08/2011                                    4,606,868
                                          4,595,046              Loan C, due 1/08/2012                                    4,636,893
                                          7,900,000          Insight Midwest Holdings, LLC Term Loan B,
                                                             due 12/31/2009                                               7,994,310
                                          5,432,561          Mallard Cablevision LLC & Sun Tel Communications,
                                                             Term Loan B, due 9/30/2008 (i)                                  10,865
                                            993,739          New Skies Satellites BV Term Loan, due 5/04/2011             1,000,820
                                          6,000,000          Olympus Cable Holdings, LLC Term Loan B, due 9/30/2010       5,886,252
                                                                                                                      -------------
                                                                                                                         55,747,123
-----------------------------------------------------------------------------------------------------------------------------------

Debt Strategies Fund, Inc.

Schedule of Investments as of May 31, 2005                     (in U.S. dollars)

                                               Face
Industry+                                    Amount          Corporate Bonds                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 3.2%                       $  3,383,506          Huntsman International LLC Term Loan B, due 12/31/2010   $   3,441,306
                                                             Invista B.V. New Tranche:
                                          3,532,632              B-1 Term Loan, due 4/29/2011                             3,591,143
                                          1,532,691              B-2 Term Loan, due 4/29/2011                             1,558,077
                                          2,296,587          Pinnacle Polymers (Epsilon Products) Term Loan,
                                                             due 12/15/2006                                               2,324,906
                                          3,200,000          Rockwood Specialties Group, Inc.,
                                                             Tranche D Term Loan, due 12/10/2012                          3,218,573
                                          8,000,000          Wellman, Inc. Second Lien Term Loan,
                                                             due 2/10/2010                                                8,290,000
                                                                                                                      -------------
                                                                                                                         22,424,005
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Durables - 0.7%                5,000,000          Simmons Co. Term Loan, due 6/19/2012                         5,021,875
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Non-Durables - 1.5%            9,850,000          Levi Strauss & Co. Tranche A Term Loan,
                                                             due 9/29/2009                                               10,344,963
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Exploration &                                       Quest Cherokee, LLC:
Production - 0.5%                           222,222              L/C, due 12/31/2008                                        223,889
                                          1,500,000              Revolving Credit, due 7/22/2009                          1,447,500
                                          1,768,889              Term Loan B, due 7/22/2010                               1,777,733
                                                                                                                      -------------
                                                                                                                          3,449,122
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Other - 0.5%                                        Dresser, Inc.:
                                          1,148,861              Term Loan C, due 4/10/2009                               1,163,701
                                          2,500,000              Term Loan Unsecured, due 2/25/2010                       2,546,875
                                                                                                                      -------------
                                                                                                                          3,710,576
-----------------------------------------------------------------------------------------------------------------------------------
Food & Tobacco - 0.5%                     3,787,947          Dr. Pepper/Seven Up Bottling Group, Inc. Tranche B
                                                             Term Loan, due 12/19/2010                                    3,838,254
-----------------------------------------------------------------------------------------------------------------------------------
Gaming - 0.6%                             4,298,913          Buffington Harbor Parking Associates, LLC Term Loan B,
                                                             due 7/01/2011                                                4,298,913
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 1.2%                        4,500,000          HealthSouth Corp. Term Loan A, due 1/16/2011                 4,702,500
                                          3,407,982          Medpointe Capital Partners, LLC Tranche B Term Loan,
                                                             due 9/30/2008                                                3,433,542
                                                                                                                      -------------
                                                                                                                          8,136,042
-----------------------------------------------------------------------------------------------------------------------------------
Housing - 2.5%                            4,639,573          General Growth Properties, Inc. Tranche B Term Loan,
                                                             due 11/12/2008                                               4,674,128
                                          2,939,910          LNR Property Corp. Tranche B Term Loan, due 2/03/2008        2,951,670
                                         10,000,000          Stile U.S. Acquisition Corp. Bridge Loan, due 4/06/2015     10,025,000
                                                                                                                      -------------
                                                                                                                         17,650,798
-----------------------------------------------------------------------------------------------------------------------------------
Information Technology - 0.9%             3,237,500          Fidelity National Information Solutions, Inc. Term
                                                             Loan B, due 3/09/2013                                        3,218,884
                                          3,375,000          Telcordia Technologies Inc. Term Loan, due 9/15/2012         3,312,775
                                                                                                                      -------------
                                                                                                                          6,531,659
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.7%                      5,000,000          Invensys International Holdings Ltd. Second Lien
                                                             Term Loan, due 12/04/2009                                    5,056,250
-----------------------------------------------------------------------------------------------------------------------------------

Debt Strategies Fund, Inc.

Schedule of Investments as of May 31, 2005                     (in U.S. dollars)

                                               Face
Industry+                                    Amount          Floating Rate Loan Interests*                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Metal - Other - 0.7%                   $  4,980,066          Headwaters, Inc. Term Loan B-1, due 4/30/2011            $   5,050,618
-----------------------------------------------------------------------------------------------------------------------------------
Packaging - 1.0%                          6,774,814          Owens-Illinois Group Inc. French Tranche C-1 Term Loan,
                                                             due 4/01/2008                                                6,876,436
-----------------------------------------------------------------------------------------------------------------------------------
Service - 1.1%                            3,425,747          Outsourcing Solutions Inc. New Term Loan, due 12/03/2008     3,449,299
                                          3,960,000          Waste Services, Inc. Tranche B Term Loan, due 3/31/2011      3,998,364
                                                                                                                      -------------
                                                                                                                          7,447,663
-----------------------------------------------------------------------------------------------------------------------------------
Steel - 0.0%                              7,711,830          Acme Metals, Inc. Term Loan, due 12/01/2005 (i)                      0
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 0.3%                 1,980,000          Consolidated Communications, Inc. Term Loan C,
                                                             due 10/14/2011                                               1,993,614
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - 1.7%                          7,860,000          Calpine Corp., Second Lien Term Loan, due 7/15/2007          5,997,180
                                                             El Paso Corp.:
                                          1,500,000              Deposit Account, due 11/23/2009                          1,505,729
                                          2,480,000              Term Loan, due 11/23/2009                                2,495,155
                                          1,572,000          TNP Enterprises, Inc. Term Loan, due 12/31/2006              1,573,965
                                                                                                                      -------------
                                                                                                                         11,572,029
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Communications - 0.9%            5,940,000          Centennial Cellular Operating Co. Term Loan,
                                                             due 2/09/2011                                                5,991,975
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Floating Rate Loan Interests
                                                             (Cost - $205,662,528) - 28.3%                              198,388,634
-----------------------------------------------------------------------------------------------------------------------------------

                                             Shares
                                               Held          Common Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.0%                            339,340          GEO Specialty Chemicals, Inc. (j)                            5,090,100
                                             82,516          Pioneer Cos., Inc. (j)                                       1,746,864
                                                                                                                      -------------
                                                                                                                          6,836,964
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Other - 0.6%                       240,000          Trico Marine Services, Inc. (j)                              4,368,000
-----------------------------------------------------------------------------------------------------------------------------------
Financial - 0.4%                             35,000          Preferred Term Securities VI (d)(j)                          2,723,000
-----------------------------------------------------------------------------------------------------------------------------------
Food & Tobacco - 0.6%                     1,428,423          Viskase Cos., Inc. (j)                                       3,928,163
-----------------------------------------------------------------------------------------------------------------------------------
Leisure - 0.1%                               27,787          Lodgian, Inc. (j)                                              263,977
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.8%                        724,291          ACP Holding Co. (d)(j)                                       1,376,153
                                            509,720          High Voltage Engineering Corp. (j)                           4,205,190
                                             21,203          Thermadyne Holdings Corp. (j)                                  280,728
                                                                                                                      -------------
                                                                                                                          5,862,071
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.1%                                211,149          Western Forest Products, Inc. (j)                              951,235
-----------------------------------------------------------------------------------------------------------------------------------
Services - 0.6%                              90,876          Outsourcing Solutions Inc. (j)                               3,816,782
-----------------------------------------------------------------------------------------------------------------------------------
Steel - 0.0%                                 41,149          Acme Package Corp. Senior Holdings (j)(l)                      113,160
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 0.1%                    59,534          IDT Corp. Class B (j)                                          815,616
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks
                                                             (Cost - $25,867,948) - 4.3%                                 29,678,968
-----------------------------------------------------------------------------------------------------------------------------------

Debt Strategies Fund, Inc.

Schedule of Investments as of May 31, 2005                     (in U.S. dollars)

                                             Shares
Industry+                                      Held          Preferred Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Automotive Equipment - 0.6%                 200,000          General Motors Corp. Series C, 6.25% (k)                 $   4,230,000
-----------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 0.0%                               2          Paxson Communications Corp., 9.75% (b)(d)(k)                     6,806
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 0.0%                           5,000          Adelphia Communications Corp. Series B, 6.0%                    15,000
                                              3,500          Pegasus Satellite Communications, Inc.
                                                             Series B, 12.75% (i)                                                 0
                                                                                                                      -------------
                                                                                                                             15,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Preferred Stocks (Cost - $7,671,991) - 0.6%            4,251,806
-----------------------------------------------------------------------------------------------------------------------------------

                                                             Warrants (g)
-----------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 0.0%                          15,000          Sirius Satellite Radio, Inc. (expires 5/15/2009)                 7,500
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 0.0%                          126,761          HealthSouth Corp. (expires 1/23/2014)                          316,903
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.2%                        652,739          ACP Holding Co. (expires 9/30/2013)                          1,240,204
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.0%                                     17          Cellu Tissue Holdings, Inc. Series A
                                                             (expires 9/28/2011)                                                  0
                                              7,000          MDP Acquisitions Plc (expires 10/01/2013)                       35,000
                                                                                                                      -------------
                                                                                                                             35,000
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Communications - 0.1%                1,325          American Tower Corp. (expires 8/01/2008)                       336,360
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total in Warrants (Cost - $870,754) - 0.3%                   1,935,967
-----------------------------------------------------------------------------------------------------------------------------------

                               Beneficial Interest/
                                        Shares Held          Other Interests (e)
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                        $  2,641,443          US Airways Group, Inc. (Certificate of Beneficial
                                                             Interest)                                                      739,659
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 0.0%                      $  3,614,601          Cambridge Industries, Inc. (Litigation Trust
                                                             Certificates) (j)                                               36,146
-----------------------------------------------------------------------------------------------------------------------------------
Gaming - 0.0%                                15,140          Peninsula Gaming LLC (Convertible Membership
                                                             Interest) (j)                                                   90,842
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 0.0%              $  5,500,000          WilTel Communications Group, Inc. (Litigation Trust
                                                             Certificates) (j)                                                    0
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Other Interests (Cost - $804,491) - 0.1%                 866,647
-----------------------------------------------------------------------------------------------------------------------------------

                                         Beneficial
                                           Interest          Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                       $    502,858          Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                             Series I (h)                                                   502,858
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Short-Term Securities (Cost - $502,858) - 0.1%           502,858
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $1,014,544,794**) - 139.0%                                                                    973,669,995

Liabilities in Excess of Other Assets - (39.0%)                                                                        (272,983,803)
                                                                                                                      -------------
Net Assets - 100.0%                                                                                                   $ 700,686,192
                                                                                                                      =============

Debt Strategies Fund, Inc.

Schedule of Investments as of May 31, 2005

* Floating rate corporate debt in which the Fund invests generally pays interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks or (iii) the certificate of deposit rate.
** The cost and unrealized appreciation (depreciation) of investments as of May 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 1,014,303,728
                                                                ===============
      Gross unrealized appreciation                             $    45,010,599
      Gross unrealized depreciation                                 (85,644,332)
                                                                ---------------
      Net unrealized depreciation                               $   (40,633,733)
                                                                ===============

+ For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

(a)   Floating rate note.
(b) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(c) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.
(d) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(e) Other interests represent beneficial interest in liquidation trusts and other reorganization entities.
(f) Mortgage-backed securities are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
(g) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(h) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
                                                     Net                Interest
      Affiliate                                   Activity               Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series,
        LLC Cash Sweep Series I                $     299,176            $  7,681
      --------------------------------------------------------------------------

(i) Non-income producing security; issuer filed for bankruptcy or is in default of interest/dividend payments.
(j)   Non-income producing security.
(k)   Convertible security.
(l) Restricted security as to resale, representing 0.00% of net assets, were as follows:

      --------------------------------------------------------------------------
                                  Acquisition
      Issue                           Date             Cost              Value
      --------------------------------------------------------------------------
      Acme Package Corp.
       Senior Holdings             11/25/2002            -             $ 113,160
      --------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Debt Strategies Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Debt Strategies Fund, Inc.

Date: July 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Debt Strategies Fund, Inc.

Date: July 15, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Debt Strategies Fund, Inc

Date: July 15, 2005